Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Equity Measured at Fair Value on a Recurring Basis

The following table summarizes the equity measured at fair value on a recurring basis as of December 31, 2025, by level within the fair value hierarchy:

December 31, 2025	Level 3
Equity
Contingent consideration - common stock	$1,943,100
Contingent consideration - warant	53,388
Total equity measrued by fair value	1,996,488

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Property rights	5 years
Software	5 years
License	5 years
Customer relationships	5 years
IP	5 years

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by products:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Sales of FTTPS	$609,348	$369,550	$362,850
Sales of Medical Auxiliary Supplies	19,243	78,646	160,181
Total revenues	$628,591	$448,196	$523,031

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	$ 1 = RMB 7.0999	$ 1 = RMB 7.2993	$ 1 = RMB 6.9931
Average rate	$ 1 = RMB 7.0809	$ 1 = RMB 7.1975	$ 1 = RMB 7.1875